[Liberty Logo]  LIBERTY FUNDS GROUP


LIBERTY FUNDS SERVICES, INC.

May 1, 2002

VIA EDGAR
Securities and Exchange Commission
Judiciary Plaza
450 Fifth Street, N.W.
Washington, D.C. 20549

Re:       Liberty Funds Trust VII (Trust)
          Liberty Newport Tiger Fund (Fund)
          File Nos. 33-41559 & 811-6347

Ladies and Gentlemen:

Pursuant to the requirements of Rule 497(j) under the Securities Act of 1933, as amended, please accept this letter as certification that the Prospectuses and Statement of Additional Information dated May 1, 2002 for the Fund do not differ from that contained in Post-Effective Amendment No. 22 (Amendment) to the Trust's Registration Statement on Form N-1A. The Amendment was filed electronically on April 26, 2002.

The Fund's  Prospectuses and Statement of Additional  Information dated May
1, 2002, are now being used in connection with the public offering and sale of shares of the Fund.

The Fund is a separate portfolio of the Trust.

Very truly yours,

LIBERTY FUNDS TRUST VII


/s/TRACY S. DIRIENZO
--------------------
   Tracy DiRienzo
   Assistant Secretary




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